DEBT - US Dollar Dominated Fixed Rate Debt (Details) - Convertible Debt - USD ($)	Jun. 30, 2016	Feb. 23, 2016	Feb. 22, 2016
Debt Instrument [Line Items]
Stated interest rate	3.07%
Debt face amount	$ 200,000,000
Debt instrument conversion price (in dollars per share)		$ 17.63	$ 19.93